Non-controlling Interests (Details 4) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Employee Benefits [Line Items]
Net sales	$ 2,711,434,948	$ 2,484,712,280	$ 1,857,593,678
Net income of year	135,484,452	219,050,681	108,194,856
Vina San Pedro Tarapaca S.A [Member] | Non-controlling interests [member]
Disclosure Of Employee Benefits [Line Items]
Net sales	296,349,893	261,620,065	235,210,368
Net income of year	$ 29,949,719	$ 22,407,528	$ 22,451,521